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                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form

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1. Name and address of issuer:  Massachusetts Mutual Variable Annuity Separate
                                Account 1
                                1295 State Street
                                Springfield, MA 01111-0001

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2. The name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [_]

Massachusetts Mutual Variable Annuity Separate Account 1 (segment related to Securities Act File Number 2-75412)

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3. Investment Company Act File Number:  811-3200

   Securities Act File Number:  2-75412

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4(a).Last day of fiscal year for which this Form is filed:  December 31, 1997


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4(b).  [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [_] Check box if this is the last time the issuer will be filing this
          Form

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5. Calculation of registration fee:

   (i)   Aggregate sale price of securities sold
         during the Fiscal year pursuant to
         section 24(f):                                           $  13,371,399
                                                                   ------------

   (ii)  Aggregate price of securities redeemed or
         Repurchased during the fiscal year:          $ 57,216,709
                                                       -----------

   (iii) Aggregate price of securities redeemed or
         Repurchased during any prior fiscal year
         ending no Earlier than October 11, 1995
         that were not Previously used to reduce
         registration fees payable to the Commission. $          0
                                                       -----------

   (iv)  Total available redemption credits
         [add items 5(ii) and 5(iii)]                            -$  57,216,709
                                                                   ------------

   (v)   Net sales - if Items 5(i) is greater
         than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:                                         $
                                                                   ------------
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   (vi)   Redemption credits available for            $ (43,845,310)
          use in future years - if Item 5(i)          -------------
          is less than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:                              $ 43,845,310
                                                                    ------------

   (vii)  Multiplier for determining
          registration fee(See Instruction C.9):                   x    .000295
                                                                    ------------

   (viii) Registration fee due[multiply Item 5(v) by Item
          5(vii)] (enter "0" if no fee is due):                    =$         0
                                                                    ------------

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6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                                                                  ------------
   If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                                         -------------
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7. Interest due - If this form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                  +$          0
                                                                   -------------

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8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:

                                                                  =$          0
                                                                   -------------

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:

             Method of Delivery:

                                   [_] Wire Transfer

                                   [_] Mail or other means

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                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*                           /s/ Thomas F. English
                                                    -----------------------
                                                    Thomas F. English
                                                    Vice President and
                                                    Associate General Counsel

Date   March 20, 1998
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  * Please print the name and title of the signing officer below the signature.
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